UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2527

DWS Money Funds

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 454-7190

Date of fiscal year end: 07/31

Date of reporting period: 10/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2006 (Unaudited)

DWS Tax-Exempt Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 99.2%
Alaska 0.3%
ABN AMRO, Munitops Certificates Trust, Series 2006-9, 144A, 3.61% *, 10/1/2014 (a)	1,900,000	1,900,000
Arizona 1.8%
Apache County, AZ, Industrial Development Authority Revenue, Tucson Electric Power Co., Series 83C, 3.55% *, 12/15/2018, Bank of New York (b)	1,000,000	1,000,000
Arizona, Salt River Project, 3.6%, 11/2/2006	4,300,000	4,300,000
Pima County, AZ, Industrial Development Authority Revenue, EL Dorado Hospital, 3.59% *, 4/1/2038, Branch Banking & Trust (b)	6,000,000	6,000,000

		11,300,000
California 2.6%
ABN AMRO, Munitops Certificates Trust, Series 2005-43, 144A, 3.59% *, 8/1/2013 (a)	2,400,000	2,400,000
California, ABAG Finance Authority for Non Profit Corps., Multi-Family Housing Revenue, California Hill Apartments, Series A, AMT, 3.5% *, 12/15/2032	2,300,000	2,300,000
California, State General Obligation, Series PT-1555, 144A, 3.58% *, 10/1/2010 (a)	4,400,000	4,400,000
California, State University Revenue, Series 1320, 144A, 3.59% *, 11/1/2026 (a)	1,000,000	1,000,000
Los Angeles, CA, Harbor Department Revenue, Series B, AMT, 5.25%, 11/1/2006	2,000,000	2,000,000
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue, LAX International Airport, 3.6% *, 12/1/2025, Societe Generale (b)	1,700,000	1,700,000
San Francisco, CA, City & County, Public Utilities Commonwealth Clean Water Revenue, Series B-20, 144A, 3.58% *, 10/1/2022 (a)	2,790,000	2,790,000

		16,590,000
Colorado 3.8%
Adams & Weld Counties, CO, Brighton School District No. 27J, Series R-6514, 144A, 3.6% *, 12/1/2024 (a)	10,470,000	10,470,000
Colorado, Educational & Cultural Facilities Authority Revenue, Bear Creek School Project, 3.57% *, 10/1/2032, US Bank NA (b)	7,050,000	7,050,000
Colorado, Educational & Cultural Facilities Authority Revenue, Vail Mountain School Project, 3.65% *, 5/1/2033, KeyBank NA (b)	3,200,000	3,200,000
Colorado, Health Facilities Authority Revenue, Catholic Health Initiatives, Series B-1, 3.58% *, 3/1/2023	1,000,000	1,000,000
Larimer County, CO, School District No. R-1 Poudre, Series R-4535, 144A, 3.6% *, 12/15/2021 (a)	2,795,000	2,795,000

		24,515,000
Delaware 1.4%
Delaware, State Economic Development Authority Revenue, Winterthur Museum Project, 3.62% *, 9/1/2012, Wachovia Bank NA (b)	5,200,000	5,200,000
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series C, 3.64% *, 1/1/2016, Citizens Bank of PA (b)	3,900,000	3,900,000

		9,100,000
Florida 5.6%
Broward County, FL, Housing Finance Authority, Multi-Family Housing Revenue, Series PT-703, 144A, 3.58% *, 9/1/2026	4,375,000	4,375,000
Broward County, FL, School Board Certificates of Participation, Series R-1056, 144A, 3.6% *, 7/1/2019 (a)	3,160,000	3,160,000
Cape Coral, FL, State General Obligation, 3.52%, 11/7/2006	9,200,000	9,200,000

Florida, Capital Trust Agency Revenue, Aero Miami FX Project-Air Cargo, AMT, 3.65% *, 8/1/2034, Bank One NA (b)	6,495,000	6,495,000
Florida, State Board of Education Lottery Revenue, Series R-542, 144A, 3.6% *, 7/1/2025 (a)	1,000,000	1,000,000
Florida, Sunshine State Governmental Financing Commission Revenue, Lehman Convention 3/1/2000, 3.65% *, 7/1/2016 (a)	1,160,000	1,160,000
Lee County, FL, Airport Revenue, Series 811-X, AMT, 144A, 3.63% *, 10/1/2029 (a)	1,300,000	1,300,000
Miami-Dade County, FL, Industrial Development Authority Revenue, Gulliver Schools Project, 3.59% *, 9/1/2029, Bank of America NA (b)	3,865,000	3,865,000
Orange County, FL, Educational Facilities Authority Revenue, Rollins College Project, 3.64% *, 5/1/2031, Bank of America NA (b)	300,000	300,000
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, 3.59% *, 12/1/2023, Bank One America NA (b)	4,200,000	4,200,000
Tampa, FL, Health Care Facilities Revenue, Lifelink Foundation, Inc. Project, 3.57% *, 8/1/2022, SunTrust Bank (b)	950,000	950,000

		36,005,000
Georgia 1.5%
Athens-Clarke County, GA, University Government Development Authority Revenue, University of Georgia Athletic Association, Series B, 3.64% *, 7/1/2035, Bank of America NA (b)	1,000,000	1,000,000
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series B, 3.64% *, 1/1/2020 (a)	1,300,000	1,300,000
Fulton County, GA, Development Authority Revenue, Doris & Alex Weber School Project, 3.59% *, 12/1/2030, Branch Banking & Trust (b)	5,000,000	5,000,000
Fulton County, GA, Development Authority Revenue, Kings Ridge Christian School, 3.59% *, 5/1/2026, Branch Banking & Trust (b)	2,500,000	2,500,000

		9,800,000
Hawaii 0.5%
ABN AMRO, Munitops Certificates Trust, Series 2004-16, 144A, 3.61% *, 7/1/2012 (a)	3,200,000	3,200,000
Illinois 12.2%
ABN AMRO, Munitops Certificates Trust, Series 2006-53, 144A, 3.61% *, 7/1/2014 (a)	4,000,000	4,000,000
Chicago, IL, De La Salle Institute Project Revenue, 3.62% *, 4/1/2027, Fifth Third Bank (b)	856,000	856,000
Chicago, IL, O’Hare International Airport Revenue, Pool Trust National, Series 1438, AMT, 144A, 3.71% *, 7/1/2026	1,390,000	1,390,000
Chicago, IL, Solar Eclipse Funding Trust, Series 2006-0003, 144A, 3.59% *, 1/1/2026 (a)	3,125,000	3,125,000
Cicero, IL, Industrial Development Revenue, Harris Steel Co. Project, AMT, 3.8% *, 5/1/2011, American National Bank & Trust (b)	1,210,000	1,210,000
Cook County, IL, Industrial Development Revenue, Devorahco LLC Project, Series A, AMT, 3.64% *, 12/1/2034, LaSalle Bank NA (b)	2,000,000	2,000,000
Hillside, IL, Economic Development Revenue, L&J Technologies Project, AMT, 3.67% *, 7/1/2024, Northern Trust Company (b)	3,720,000	3,720,000
Illinois, Development Finance Authority, Industrial Development Revenue, Campagna-Turano Bakery Project, AMT, 3.8% *, 8/1/2025, Bank One NA (b)	2,880,000	2,880,000
Illinois, Development Finance Authority, Industrial Development Revenue, Tripp Partners Project, AMT, 3.45% *, 2/1/2013, Northern Trust Company (b)	2,780,000	2,780,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 3.64% *, 8/1/2019, LaSalle Bank NA (b)	3,600,000	3,600,000
Illinois, Development Finance Authority Revenue, Regional Organization Bank of Illinois Project, 3.75% *, 12/1/2020, Bank One NA (b)	2,250,000	2,250,000
Illinois, Educational Facilities Authority Revenue, 3.53%, 1/11/2007	2,500,000	2,500,000
Illinois, Finance Authority Revenue, Series 2006-0118, 144A, 3.61% *, 12/1/2042	3,120,000	3,120,000
Illinois, Finance Authority Revenue, Clare Oaks:
Series C, 3.6% *, 11/1/2040, Sovereign Bank (b)	5,000,000	5,000,000
Series D, 3.6% *, 11/1/2040, Sovereign Bank (b)	9,750,000	9,750,000
Illinois, Finance Authority, Student Housing Revenue, Dekalb LLC Project, Series A, 3.62% *, 7/1/2038, Sovereign Bank (b)	3,000,000	3,000,000
Illinois, General Obligation, Series 1750, 144A, 3.6% *, 12/1/2010 (a)	5,280,000	5,280,000
Illinois, General Obligation, Star Certificates, Series 03-20, 144A, 3.59% *, 11/1/2019 (a)	5,670,000	5,670,000
Lake Zurich, IL, Industrial Development Revenue, Screenco LLC/ScreenFlex Project, AMT, 3.64% *, 3/1/2018, LaSalle National Bank (b)	1,580,000	1,580,000
Mundelein, IL, Industrial Development Revenue, MacLean Fogg Co. Project, AMT, 3.67% *, 1/1/2015, Northern Trust Company (b)	6,500,000	6,500,000

Tinley Park, IL, Industrial Development Revenue, Harbor Tool Manufacturing, Inc., Project, AMT, 3.64% *, 7/1/2020, LaSalle Bank NA (b)	1,095,000	1,095,000
Upper River Valley, IL, Development Authority, Industrial Development Revenue, Advanced Drainage System, AMT, 3.7% *, 7/1/2014, National City Bank (b)	2,880,000	2,880,000
Woodridge, IL, Du Page Will & Cook Counties, Industrial Development Revenue, Morey Realty Group, Inc. Project, AMT, 3.74% *, 12/1/2016, Bank One NA (b)	3,700,000	3,700,000

		77,886,000
Indiana 6.1%
ABN AMRO, Munitops Certificates Trust:
Series 2003-32, 144A, 3.59% *, 1/15/2012 (a)	4,000,000	4,000,000
Series 2005-7, 144A, 3.61% *, 7/10/2013 (a)	8,150,000	8,150,000
Indiana, Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 3.64% *, 6/1/2022, LaSalle Bank NA (b)	4,900,000	4,900,000
Indiana, Health & Educational Facility Financing Authority Revenue, Community Village, Inc.-Hartsfield Village Project, Series 2006-A, 3.57% *, 8/1/2036, Harris NA (b)	2,150,000	2,150,000
Indiana, Health & Educational Facility Financing Authority Revenue, Greenwood Village South Project, Series A, 3.6% *, 5/1/2036, Sovereign Bank (b)	6,000,000	6,000,000
Indiana, Health Facility Financing Authority, Hospital Revenue, Macon Trust, Series F, 144A, 3.6% *, 5/1/2035 (a)	4,995,000	4,995,000
Indiana, State Development Finance Authority, Economic Development Revenue, Goodwill Industries Michiana Project, 3.65% *, 1/1/2027, National City Bank of Indiana (b)	6,845,000	6,845,000
Indianapolis, IN, Local Public Import Bond Bank, Macon Trust, Series P, 144A, AMT, 3.64% *, 1/1/2030 (a)	2,120,000	2,120,000
Portage, IN, Economic Development Revenue, Breckenridge Apartments Project, AMT, 3.64% *, 5/1/2025, LaSalle National Bank (b)	75,000	75,000

		39,235,000
Kentucky 5.1%
Jeffersontown, KY, Lease Progam Revenue, Kentucky League of Cities Funding Trust, 3.7% *, 3/1/2030, US Bank NA (b)	3,545,000	3,545,000
Kentucky, Economic Development Finance Authority, Health Facilities Revenue, Easter Seal Society Project, 3.66% *, 11/1/2030, Bank One Kentucky NA (b)	4,675,000	4,675,000
Kentucky, Inc., Public Energy Authority, Gas Supply Revenue, Series A, 3.65% *, 8/1/2016	3,500,000	3,500,000
Louisville & Jefferson County, KY, Lehman Municipal Trust Receipts, Various States, Series 06-F10, 144A, Registered D, 3.66% *, 8/1/2022	6,675,000	6,675,000
Pendleton County, KY, Multi-County Lease Revenue, Kentucky Association of Counties Leasing Program, 3.57% *, 3/1/2019 Commonwealth Bank of Australia (b)	14,000,000	14,000,000

		32,395,000
Maine 0.6%
South Berwick, ME, Education Revenue, Berwick Academy Issue, 3.58% *, 8/1/2024, Allied Irish Bank PLC (b)	3,845,000	3,845,000
Michigan 5.1%
ABN AMRO, Munitops Certificates Trust, Series 2003-3, 144A, 3.59% *, 1/1/2011 (a)	10,000,000	10,000,000
Detroit, MI, City School District, Series PT-1844, 144A, 3.6% *, 5/1/2011 (a)	1,085,000	1,085,000
Jackson County, MI, Economic Development Corp. Revenue, Spring Arbor College Project, 3.65% *, 12/1/2020, Comerica Bank (b)	4,510,000	4,510,000
Jackson County, MI, Economic Development Corp., Limited Obligation Revenue, Production Saw & Machine, AMT, 3.74% *, 6/1/2020, Comerica Bank (b)	3,700,000	3,700,000
Michigan, Municipal Securities Trust Certificates, Series 9054, 144A, 3.63% *, 4/20/2011	2,825,000	2,825,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Continental Aluminum Project, AMT, 3.74% *, 10/1/2015, Comerica Bank (b)	4,900,000	4,900,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Lapeer Technologies LLC, AMT, 3.8% *, 2/1/2020, JPMorgan Chase Bank (b)	1,740,000	1,740,000
Michigan, State Strategic Fund, Limited Obligation Revenue, Merchants LLC Project, AMT, 3.7% *, 3/1/2030, National City Bank (b)	1,865,000	1,865,000
Oakland County, MI, Economic Development Corp., Limited Obligation Revenue, Acme Manufacturing Co. Project, AMT, 3.74% *, 11/1/2023, JPMorgan Chase (b)	475,000	475,000
Sterling Heights, MI, Economic Development Corp., Limited Obligation Revenue, Kunath Enterprises LLC Project, AMT, 3.8% *, 2/1/2016, JPMorgan Chase Bank (b)	1,520,000	1,520,000

		32,620,000
Missouri 0.7%

Missouri, Development Finance Board, Air Cargo Facility Revenue, St. Louis Airport, AMT, 3.65% *, 3/1/2030, American National Bank & Trust (b)	4,500,000	4,500,000
Nebraska 0.4%
Nebraska, Investment Finance Authority, Single Family Housing Revenue, AMT, Series D, 3.63% *, 9/1/2034	2,357,500	2,357,500
Nevada 0.8%
Nevada, State Department Commission, Industrial Development Revenue, Master Halco Project, Series A, AMT, 3.72% *, 12/1/2009, Wachovia Bank NA (b)	4,900,000	4,900,000
New Hampshire 1.0%
New Hampshire, Health & Education Facilities Authority Revenue, Currier Museum of Art, 3.59% *, 8/1/2036, Citizens Bank of NH (b)	4,700,000	4,700,000
New Hampshire, State Business Finance Authority, Exempt Facilities Revenue, Waste Management of New Hampshire, Inc. Project, AMT, 3.62% *, 9/1/2012, Wachovia Bank NA (b)	2,000,000	2,000,000

		6,700,000
New Jersey 1.1%
New Jersey, Economic Development Authority Revenue, Macon Trust, Series B, 144A, 3.59% *, 9/1/2025 (a)	450,000	450,000
New Jersey, Economic Development Authority, Special Facility Revenue, Port Newark Container LLC, AMT, 3.59% *, 7/1/2030, Citibank NA (b)	400,000	400,000
New Jersey, Municipal Securities Trust Certificates, “A”, Series 2006-3009, 144A, 3.65% *, 8/24/2023 (a)	6,200,000	6,200,000

		7,050,000
New York 1.2%
Mineola, NY, Union Free School District, Tax Anticipation Notes, 4.5%, 6/29/2007	4,000,000	4,015,165
New York, Metropolitan Transportation Authority Revenue, Series PA-1083, 144A, 3.6% *, 5/15/2010 (a)	1,450,000	1,450,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.6% *, 3/15/2025 (a)	2,490,000	2,490,000

		7,955,165
North Carolina 2.1%
Moore County, NC, Industrial Facilities & Pollution Control Finance Authority Revenue, Klaussner Industries Project, AMT, 3.67% *, 5/1/2010, Wachovia Bank NA (b)	3,000,000	3,000,000
North Carolina, Capital Facilities Finance Agency Educational Revenue, Forsyth Country Day School, 3.59% *, 12/1/2031, Branch Banking & Trust (b)	3,135,000	3,135,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue, First Mortgage, Pennybyrn Project, Series C, 3.57% *, 10/1/2035, Bank of America NA (b)	4,000,000	4,000,000
North Carolina, Medical Care Community, Retirement Facilities Revenue, First Mortgage - United Methodist, Series B, 3.59% *, 10/1/2035, Branch Banking & Trust (b)	3,000,000	3,000,000

		13,135,000
Ohio 3.4%
Athens County, OH, Port Authority, Housing Revenue, University Housing for Ohio, Inc. Project, 3.62% *, 6/1/2032, Wachovia Bank NA (b)	3,910,000	3,910,000
Cuyahoga County, OH, Hospital Revenue, Improvement Metrohealth System, 3.6% *, 2/1/2035, National City Bank (b)	2,900,000	2,900,000
Cuyahoga, OH, Community College District, General Receipts, Series B, 3.59% *, 12/1/2032 (a)	3,815,000	3,815,000
Lorain, OH, Port Development Authority Revenue, Spitzer Project, AMT, 3.8% *, 12/1/2019, National City Bank (b)	2,600,000	2,600,000
Ohio, State Higher Educational Facility Community Revenue, Pooled Program, Series A, 3.66% *, 9/1/2020, Fifth Third Bank (b)	880,000	880,000
Ohio, State Water Development Authority Revenue, Series 1118, 144A, 3.6% *, 12/1/2020	2,745,000	2,745,000
Portage County, OH, Industrial Development Revenue, Allen Aircraft Products Project, AMT, 3.75% *, 7/1/2018, National City Bank (b)	1,490,000	1,490,000
Stark County, OH, Port Authority Revenue, Community Action Agency Project, 3.75% *, 12/1/2022, Bank One NA (b)	3,525,000	3,525,000

		21,865,000

Oklahoma 0.8%
Blaine County, OK, Industrial Development Authority Revenue, Seaboard Project, AMT, 3.62% *, 11/1/2018, SunTrust Bank (b)	1,500,000	1,500,000
Payne County, OK, Economic Development Authority, Student Housing Revenue, OSUF Phase III Project, 3.59% *, 7/1/2032 (a)	3,690,000	3,690,000

		5,190,000
Oregon 0.8%
Salem, OR, Hospital Facility Authority Revenue, Capital Manor, Inc. Project, 3.61% *, 5/1/2034, Bank of America NA (b)	4,840,000	4,840,000
Pennsylvania 4.3%
Berks County, PA, Industrial Development Authority Revenue, Richard J. Caron Foundation Project, 3.62% *, 9/1/2025, Wachovia Bank NA (b)	1,545,000	1,545,000
Chester County, PA, Industrial Development Authority Revenue, Bentley Graphic, Inc. Project, AMT, 3.77% *, 12/1/2020, First Tennessee Bank (b)	3,980,000	3,980,000
Dauphin County, PA, General Authority, Education & Health Loan Program, 3.61% *, 11/1/2017 (a)	5,120,000	5,120,000
Erie County, PA, Industrial Development, Snap-Tite, Inc. Project, AMT, 3.75% *, 2/1/2018, National City Bank (b)	485,000	485,000
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Amtrak Project, Series B, AMT, 3.66% *, 11/1/2041, Morgan Guaranty Trust (b)	1,030,000	1,030,000
Pennsylvania, Economic Development Financing Authority, Solid Waste Disposal Revenue, Series MT-047, AMT, 144A, 3.62% *, 11/1/2021	2,995,000	2,995,000
Pennsylvania, State Higher Education Assistance Agency, Student Loan Revenue, Series A, AMT, 3.63% *, 3/1/2027 (a)	4,200,000	4,200,000
Philadelphia, PA, School District, Tax & Revenue Anticipation Notes, Series A, 4.5%, 6/29/2007, Bank of America NA (b)	8,000,000	8,036,469

		27,391,469
Puerto Rico 0.4%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.63% *, 12/1/2030	2,450,000	2,450,000
South Carolina 1.4%
Greenwood County, SC, Exempt Facility Industrial Revenue, Fuji Photo Film Project, AMT, 3.74% *, 9/1/2011	2,500,000	2,500,000
South Carolina, Educational Facilities Authority for Private Nonprofit Institutions, Coker College, 3.62% *, 6/1/2019, Wachovia Bank NA (b)	4,205,000	4,205,000
South Carolina, Jobs-Economic Development Authority Revenue, Goodwill Industries of Upper South Carolina, Inc. Project, 3.59% *, 9/1/2028, Branch Banking & Trust (b)	2,200,000	2,200,000

		8,905,000
Tennessee 2.3%
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, 3.64% *, 4/1/2032, Bank of America NA (b)	1,675,000	1,675,000
Tennessee, Tennergy Corp., Gas Revenue, Series 1258Q, 144A, 3.62% *, 11/1/2013	6,000,000	6,000,000
Tennessee, Tennergy Corp., Gas Revenue, Stars Certificates, Series 2006-001, 144A, 3.61% *, 5/1/2016	7,300,000	7,300,000

		14,975,000
Texas 15.9%
ABN AMRO, Munitops Certificates Trust, Series 2004-38, 144A, 3.61% *, 2/15/2011	3,700,000	3,700,000
Aldine, TX, Independent School District, Series 827, 144A, 3.6% *, 1/1/2012	2,915,000	2,915,000
Austin, TX, Electric Utility Systems Revenue, Series R-1057, 144A, 3.6% *, 11/15/2021 (a)	4,765,000	4,765,000
Brazos River, TX, Pollution Control Revenue, Series D-1, AMT, 3.61% *, 5/1/2033, Wachovia Bank NA (b)	400,000	400,000
Dallas, TX, Independent School District, Series 6038, 144A, 3.6% *, 8/15/2024	6,125,000	6,125,000
Harris County, TX:
3.53%, 11/7/2006	5,720,000	5,720,000
3.54%, 11/3/2006	2,300,000	2,300,000
3.55%, 11/7/2006	840,000	840,000
3.57%, 11/7/2006	100,000	100,000

3.6%, 11/7/2006	100,000	100,000
Harris County, TX, Health Facilities Development Corp. Revenue, St. Lukes Episcopal, Series A, 3.63% *, 2/15/2032 (a)	3,000,000	3,000,000
Harris County, TX, Health Facilities Development Corp., Special Facilities Revenue, Texas Medical Center Projects, 3.65% *, 5/1/2035 (a)	1,000,000	1,000,000
Harris County, TX, Series 1099, 144A, 3.6% *, 8/15/2009 (a)	2,800,000	2,800,000
Harris County, TX, Tax Anticipation Notes, 4.5%, 2/28/2007	14,500,000	14,546,080
Houston, TX, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	8,000,000	8,041,135
Houston, TX, Utility Systems Revenue, 3.5%, 2/5/2007	12,500,000	12,500,000
Houston, TX, Water & Sewer System Revenue, Municipal Trust Receipts, Series SG-120, 144A, 3.59% *, 12/1/2023	2,000,000	2,000,000
San Antonio, TX, Electric & Gas Revenue, Series 1700, 144A, 3.61% *, 2/1/2010	6,510,000	6,510,000
Texas, Lower Colorado River Authority, 3.48%, 11/2/2006	5,000,000	5,000,000
Texas, Southwest Higher Education Authority, Inc., Southern Methodist University Project, Series B, 3.58% *, 10/1/2029, Landesbank Hessen-Thuringen (b)	200,000	200,000
Texas, State Tax & Revenue Anticipation Notes, 4.5%, 8/31/2007	12,500,000	12,594,117
Texas, Water Development Board Revenue, Series PT-2187, 144A, 3.58% *, 7/15/2021	4,000,000	4,000,000
Travis County, TX, Housing Finance Corp., Single Family Mortgage Revenue, Series P21U-D, AMT, 144A, 3.66% *, 6/1/2039	2,575,000	2,575,000

		101,731,332
Utah 4.6%
Alpine, UT, General Obligation, School District, Series PT-436, 144A, 3.6% *, 3/15/2007	6,395,000	6,395,000
Davis County, UT, School District, Tax Anticipation Notes, 4.5%, 6/29/2007	8,000,000	8,037,892
Salt Lake City, UT, Tax & Revenue Anticipation Notes, 4.5%, 6/29/2007	15,000,000	15,078,939

		29,511,831
Virginia 0.3%
Alexandria, VA, Redevelopment & Multi-Family Housing Authority Revenue, Fairfield Village Square Project, Series A, AMT, 3.64% *, 1/15/2039	2,000,000	2,000,000
Washington 6.3%
Grant County, WA, Public Utility District Number 002, Electric Revenue, Series PT-780, 144A, 3.59% *, 1/1/2010 (a)	8,125,000	8,125,000
King County, WA, Public Hospital District No. 002, Series R-6036, 144A, 3.6% *, 12/1/2023 (a)	1,270,000	1,270,000
Port Tacoma, WA, General Obligation, Series R-4036, 144A, 3.6% *, 12/1/2025 (a)	1,830,000	1,830,000
Washington, Municipal Securities Trust Certificates, “A”, Series 2006-250, 144A, 3.63% *, 8/14/2015 (a)	7,565,000	7,565,000
Washington, State General Obligation, Series PZ-106, 144A, 3.62% *, 1/1/2020 (a)	8,370,000	8,370,000
Washington, State Housing Finance Commission, Multi-Family Housing Revenue, Lake City Senior Apartments Project, Series A, AMT, 3.64% *, 7/1/2039	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Cedar Ridge Retirement, Series A, AMT, 3.66% *, 10/1/2041, Wells Fargo Bank NA (b)	2,000,000	2,000,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Deer Run West Apartments Project, Series A, AMT, 3.67% *, 6/15/2037, Bank of America NA (b)	4,900,000	4,900,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 3.67% *, 9/15/2040, Bank of America NA (b)	4,000,000	4,000,000

		40,060,000
Wisconsin 1.2%
Manitowoc, WI, Industrial Development Revenue, Kaysun Corp. Project, AMT, 3.8% *, 5/1/2015, Bank One Wisconsin (b)	905,000	905,000
Pewaukee, WI, Industrial Development Revenue, Mixer System, Inc. Project, AMT, 3.8% *, 9/1/2020, Bank One Wisconsin (b)	1,775,000	1,775,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Marshfield Clinic, Series B, 3.6% *, 1/15/2036, Marshall & Ilsley (b)	5,000,000	5,000,000

		7,680,000
Multi-State 3.6%
Puttable Floating Option, Tax-Exempt Receipts,
Series EC-001, 144A, 3.76% *, 10/1/2035	11,220,000	11,220,000
Series EC-003, 144A, 3.76% *, 2/15/2036	11,950,000	11,950,000

				23,170,000
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 634,758,297)			99.2	634,758,297
Other Assets and Liabilities, Net			0.8	5,149,947

Net Assets			100.0	639,908,244

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of October 31, 2006.

(a)	Bond is insured by one of these companies:
		As a % of Total
	Insurance Coverage	Investment Portfolio
	Ambac Financial Group	4.5
	Financial Guaranty Insurance Company	5.8
	Financial Security Assurance, Inc.	6.2
	MBIA Corp.	7.4

(b)	Security incorporates a letter of credit from a major bank.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Tax-Exempt Money Fund, a series of DWS Money Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	December 18, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 December 18, 2006